c) Reconciliation of present value of obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
P B S [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on end	R$ 38,869	R$ 41,852
Cost of current service	17
Interest on actuarial obligation	2,743
Benefits paid in the year	(2,898)
(Gains)/losses in obligations	(2,845)
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on end	9,176	10,072
Cost of current service
Interest on actuarial obligation	640
Benefits paid in the year	(768)
(Gains)/losses in obligations	(768)
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on end	119	147
Cost of current service
Interest on actuarial obligation	10
Benefits paid in the year	(9)
(Gains)/losses in obligations	(29)
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on end	672	858
Cost of current service
Interest on actuarial obligation	57
Benefits paid in the year	(45)
(Gains)/losses in obligations	(198)
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on end	14,100	12,090
Cost of current service
Interest on actuarial obligation	868
Benefits paid in the year	(605)
Contributions paid by participants	0
(Gains)/losses in obligations	1,747
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on end	3,231	R$ 4,343
Cost of current service	213
Interest on actuarial obligation	322
Benefits paid in the year	(8)
(Gains)/losses in obligations	R$ (1,639)